VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 2.6%
Incitec Pivot Ltd. 5,306,333 $ 10,673,109
Treasury Wine Estates Ltd. † 1,923,459 15,246,753
25,919,862
Brazil : 3.4%
Rumo SA 3,509,600 16,001,173
Yara International ASA (NOK) 489,730 18,589,003
34,590,176
Canada : 6.7%
Nutrien Ltd. (USD) † 1,090,880 67,372,749
Underline
Chile : 1.9%
Sociedad Quimica y Minera
de Chile SA (ADR) 322,753 19,258,671
Underline
China : 4.4%
China Mengniu Dairy Co. Ltd.
(HKD) * 4,651,000 15,511,835
Wilmar International Ltd.
(SGD) 10,528,151 28,694,229
44,206,064
Denmark : 1.0%
Bakkafrost P/F (NOK) 149,829 7,677,292
Schouw & Co. A/S 42,145 2,810,554
10,487,846
Germany : 7.7%
Bayer AG 1,386,065 66,659,359
K+S AG 645,583 11,691,509
78,350,868
Indonesia : 0.3%
Golden Agri-Resources Ltd.
(SGD) 15,398,845 2,987,606
Underline
Israel : 1.0%
ICL Group Ltd. (USD) † 1,739,647 9,655,041
Underline
Japan : 4.9%
Kubota Corp. 2,469,930 36,387,034
Maruha Nichiro Corp. 131,400 2,257,958
NH Foods Ltd. 257,000 7,697,109
Nissui Corp. 769,300 3,771,037
50,113,138
Malaysia : 2.6%
IOI Corp. Bhd 6,497,855 5,499,622
Kuala Lumpur Kepong Bhd 1,530,470 6,967,097
PPB Group Bhd 1,874,580 6,180,395
Sime Darby Plantation Bhd 8,178,300 7,445,925
26,093,039
Netherlands : 0.7%
OCI NV 270,440 7,530,816
Underline
Norway : 4.0%
Leroy Seafood Group ASA 843,996 3,542,311
Mowi ASA 1,395,352 24,792,568
Salmar ASA 239,878 12,213,159
40,548,038
Russia : 0.0%
PhosAgro PJSC ∞ 97,916 0
PhosAgro PJSC (USD)
(GDR) ∞ 1,892 0
Number
of Shares Value
Russia (continued)
PhosAgro PJSC (USD)
(GDR) ∞ 1 $ 0
0
Singapore : 0.8%
Charoen Pokphand
Indonesia Tbk PT (IDR) * 24,336,200 8,535,184
Underline
Switzerland : 0.8%
Bucher Industries AG 22,473 8,577,984
Underline
Taiwan : 0.5%
Taiwan Fertilizer Co. Ltd. 2,516,000 4,592,879
Underline
Thailand : 0.8%
Charoen Pokphand Foods
PCL (NVDR) 13,901,736 7,894,732
Underline
United Kingdom : 3.9%
CNH Industrial NV (USD) † 2,970,467 35,942,651
Genus Plc 146,988 3,750,425
39,693,076
United States : 52.0%
AGCO Corp. 164,167 19,417,673
Archer-Daniels-Midland Co. 754,554 56,908,463
Balchem Corp. 63,071 7,823,327
Beyond Meat, Inc. * † 182,423 1,754,909
Bunge Ltd. 330,271 35,751,836
CF Industries Holdings, Inc. 416,513 35,711,825
Corteva, Inc. 1,262,597 64,594,462
Darling Ingredients, Inc. * 414,226 21,622,597
Deere & Co. 205,207 77,441,018
Elanco Animal Health, Inc. * 1,063,533 11,954,111
FMC Corp. 302,918 20,286,418
Mosaic Co. 672,458 23,939,505
Neogen Corp. * 474,240 8,792,410
Pilgrim's Pride Corp. * 135,776 3,099,766
Toro Co. 241,823 20,095,491
Tyson Foods, Inc. 751,254 37,930,814
Zoetis, Inc. 454,966 79,154,986
526,279,611
Total Common Stocks
(Cost: $1,222,509,630) 1,012,687,380
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.3%
Money Market Fund: 0.3%
(Cost: $3,310,671)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3,310,671 3,310,671
Total Investments: 100.3%
(Cost: $1,225,820,301) 1,015,998,051
Liabilities in excess of other assets: (0.3)% (3,286,238)
NET ASSETS: 100.0% $ 1,012,711,813

VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
HKD Hong Kong Dollar
IDR Indonesian Rupiah
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipt
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $76,099,067.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Consumer Staples 32.3% $ 326,793,753
Materials 29.8 301,719,314
Industrials 21.1 213,863,023
Health Care 16.8 170,311,290
100.0% $ 1,012,687,380